UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.1	2.8
Biogen Idec, Inc.	3.3	1.7
Elan Corp. PLC sponsored ADR	3.2	0.0
Biomet, Inc.	1.8	1.6
Microchip Technology, Inc.	1.8	1.2
Cisco Systems, Inc.	1.7	1.3
Lexmark International, Inc. Class A	1.7	2.0
Zimmer Holdings, Inc.	1.5	0.8
Starbucks Corp.	1.5	1.1
Caremark Rx, Inc.	1.3	1.6
	21.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	35.6	24.5
Information Technology	26.4	28.9
Consumer Discretionary	17.8	19.7
Industrials	6.3	8.3
Energy	2.9	3.5
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 97.0%		Stocks and Investment Companies 96.5%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	7.1%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
Gentex Corp.	2,700	$ 102,600
Hotels, Restaurants & Leisure - 5.8%
Brinker International, Inc. (a)	6,280	232,109
California Pizza Kitchen, Inc. (a)	2,600	49,088
Darden Restaurants, Inc.	7,250	163,125
Harrah's Entertainment, Inc.	960	49,344
Hilton Hotels Corp.	5,800	100,630
International Game Technology	7,110	279,423
Krispy Kreme Doughnuts, Inc. (a)	1,800	38,646
Mandalay Resort Group	600	32,910
Marriott International, Inc. Class A	1,890	93,234
Outback Steakhouse, Inc.	1,700	72,165
Royal Caribbean Cruises Ltd.	1,400	54,768
Starbucks Corp. (a)	14,220	577,901
Station Casinos, Inc.	1,900	87,818
Sunterra Corp. (a)	1,500	15,600
The Cheesecake Factory, Inc. (a)	1,480	57,750
Wendy's International, Inc.	900	34,011
Yum! Brands, Inc. (a)	9,380	351,750
		2,290,272
Household Durables - 0.9%
Black & Decker Corp.	2,410	144,431
Harman International Industries, Inc.	1,720	137,841
Mohawk Industries, Inc. (a)	780	57,907
		340,179
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	300	14,487
eDiets.com, Inc. (a)	400	1,348
Overstock.com, Inc. (a)	1,000	35,990
		51,825
Leisure Equipment & Products - 1.1%
Brunswick Corp.	8,800	356,400
Mattel, Inc.	1,960	34,261
Polaris Industries, Inc.	800	34,720
		425,381
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)	1,840	40,333
E.W. Scripps Co. Class A	1,850	196,766
Entercom Communications Corp. Class A (a)	540	22,005
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	840	$ 73,752
Getty Images, Inc. (a)	1,480	83,324
Lamar Advertising Co. Class A (a)	810	33,105
NTL, Inc. (a)	1,582	93,496
Pixar (a)	1,370	92,955
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,416
Radio One, Inc. Class D (non-vtg.) (a)	1,000	17,280
The New York Times Co. Class A	1,840	85,799
Univision Communications, Inc. Class A (a)	2,300	74,865
Westwood One, Inc. (a)	2,590	70,267
		886,363
Multiline Retail - 0.8%
99 Cents Only Stores (a)	500	9,705
Big Lots, Inc. (a)	3,030	44,299
Dollar General Corp.	1,900	36,860
Dollar Tree Stores, Inc. (a)	3,060	85,374
Family Dollar Stores, Inc.	2,450	76,832
Nordstrom, Inc.	2,100	85,155
		338,225
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,400	87,432
AutoZone, Inc. (a)	690	59,858
Chico's FAS, Inc. (a)	4,320	185,328
Christopher & Banks Corp.	3,690	70,110
Circuit City Stores, Inc.	1,600	19,152
Foot Locker, Inc.	1,000	23,600
Hot Topic, Inc. (a)	4,155	89,790
Jo-Ann Stores, Inc. (a)	700	20,041
Kirkland's, Inc. (a)	1,200	14,100
Michaels Stores, Inc.	2,500	130,625
PETsMART, Inc.	5,860	182,187
Pier 1 Imports, Inc.	1,100	20,735
Ross Stores, Inc.	9,780	256,138
Select Comfort Corp. (a)	7,190	194,849
Staples, Inc.	16,530	455,897
TJX Companies, Inc.	14,310	356,462
Weight Watchers International, Inc. (a)	2,110	73,534
Williams-Sonoma, Inc. (a)	2,470	78,917
		2,318,755
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	6,680	$ 291,315
Kenneth Cole Productions, Inc. Class A	550	18,013
		309,328
TOTAL CONSUMER DISCRETIONARY		7,062,928
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.1%
CVS Corp.	6,100	254,248
Performance Food Group Co. (a)	420	13,793
Whole Foods Market, Inc.	1,710	147,060
		415,101
Food Products - 0.9%
Del Monte Foods Co. (a)	14,290	146,758
Hershey Foods Corp.	1,540	136,644
McCormick & Co., Inc. (non-vtg.)	1,700	60,265
Smithfield Foods, Inc. (a)	700	20,293
Wm. Wrigley Jr. Co.	70	4,396
		368,356
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,800	82,422
TOTAL CONSUMER STAPLES		865,879
ENERGY - 2.9%
Energy Equipment & Services - 2.1%
BJ Services Co. (a)	200	8,378
Cooper Cameron Corp. (a)	3,400	157,658
ENSCO International, Inc.	2,110	56,210
Halliburton Co.	600	17,424
Nabors Industries Ltd. (a)	960	39,744
Noble Corp. (a)	1,870	64,440
Patterson-UTI Energy, Inc.	2,920	89,527
Smith International, Inc. (a)	3,530	176,253
Weatherford International Ltd. (a)	5,430	225,399
		835,033
Oil & Gas - 0.8%
EOG Resources, Inc.	1,400	74,802
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Pioneer Natural Resources Co.	4,770	$ 147,632
Teekay Shipping Corp.	3,240	112,460
		334,894
TOTAL ENERGY		1,169,927
FINANCIALS - 2.9%
Capital Markets - 1.5%
Ameritrade Holding Corp. (a)	6,780	80,614
E*TRADE Financial Corp. (a)	7,400	84,434
Eaton Vance Corp. (non-vtg.)	2,610	96,309
Federated Investors, Inc. Class B (non-vtg.)	1,580	47,052
Investors Financial Services Corp.	200	7,824
Legg Mason, Inc.	1,720	150,861
SEI Investments Co.	900	26,541
T. Rowe Price Group, Inc.	1,250	60,200
Waddell & Reed Financial, Inc. Class A	2,400	52,440
		606,275
Commercial Banks - 0.8%
East West Bancorp, Inc.	1,901	115,334
North Fork Bancorp, Inc., New York	1,100	42,350
Popular, Inc.	700	30,240
Sumitomo Mitsui Financial Group, Inc.	8	57,459
Synovus Financial Corp.	3,040	78,280
		323,663
Real Estate - 0.0%
Catellus Development Corp.	77	1,881
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	800	58,400
New York Community Bancorp, Inc.	4,373	102,416
Radian Group, Inc.	1,200	55,200
The PMI Group, Inc.	300	12,951
		228,967
TOTAL FINANCIALS		1,160,786
HEALTH CARE - 35.6%
Biotechnology - 13.6%
Affymetrix, Inc. (a)	1,600	47,328
Alkermes, Inc. (a)	900	12,960
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	2,990	$ 66,258
Biogen Idec, Inc. (a)	20,980	1,303,907
Celgene Corp. (a)	2,920	166,440
Cephalon, Inc. (a)	1,440	77,573
Charles River Laboratories International, Inc. (a)	2,220	100,078
Dendreon Corp. (a)	1,700	18,615
Dyax Corp. (a)	4,000	39,400
Enzon Pharmaceuticals, Inc. (a)	2,500	35,925
Genentech, Inc. (a)	26,940	1,611,271
Genzyme Corp. - General Division (a)	400	17,432
Gilead Sciences, Inc. (a)	4,900	320,754
Harvard Bioscience, Inc. (a)	2,600	12,220
ICOS Corp. (a)	600	16,872
ImClone Systems, Inc. (a)	2,270	167,980
Invitrogen Corp. (a)	800	55,560
Ligand Pharmaceuticals, Inc. Class B (a)	3,300	67,452
Medarex, Inc. (a)	13,800	115,506
MedImmune, Inc. (a)	8,210	197,615
Millennium Pharmaceuticals, Inc. (a)	33,880	505,151
Neurocrine Biosciences, Inc. (a)	240	13,750
OSI Pharmaceuticals, Inc. (a)	400	32,784
Protein Design Labs, Inc. (a)	18,470	360,350
Trimeris, Inc. (a)	1,400	20,524
		5,383,705
Health Care Equipment & Supplies - 7.4%
Alcon, Inc.	3,290	258,133
Arthrocare Corp. (a)	1,700	41,616
Baxter International, Inc.	7,830	246,175
Beckman Coulter, Inc.	1,000	60,500
Biomet, Inc.	17,930	719,352
Boston Scientific Corp. (a)	6,300	279,090
C.R. Bard, Inc.	2,180	244,531
Cytyc Corp. (a)	2,000	43,800
DENTSPLY International, Inc.	1,350	66,704
Edwards Lifesciences Corp. (a)	4,500	163,125
Inverness Medical Innovations, Inc. (a)	1,200	23,268
ResMed, Inc. (a)	3,400	172,720
Steris Corp. (a)	600	13,770
Zimmer Holdings, Inc. (a)	7,210	615,374
		2,948,158
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 6.8%
Aetna, Inc.	2,110	$ 171,332
AmerisourceBergen Corp.	620	37,188
Andrx Corp. (a)	1,400	38,472
Apria Healthcare Group, Inc. (a)	2,000	56,160
Cardinal Health, Inc.	1,200	81,252
Caremark Rx, Inc. (a)	16,510	515,112
Cerner Corp. (a)	800	34,208
Community Health Systems, Inc. (a)	4,590	117,045
Computer Programs & Systems, Inc.	100	1,939
Covance, Inc. (a)	3,100	112,282
Coventry Health Care, Inc. (a)	4,960	228,557
DaVita, Inc. (a)	300	13,926
Health Management Associates, Inc. Class A	9,340	205,387
Henry Schein, Inc. (a)	1,300	87,308
Humana, Inc. (a)	1,800	30,726
Inveresk Research Group, Inc. (a)	6,530	196,422
Laboratory Corp. of America Holdings (a)	1,100	45,496
Lincare Holdings, Inc. (a)	1,800	60,498
McKesson Corp.	1,690	58,136
Medco Health Solutions, Inc. (a)	84	2,943
PacifiCare Health Systems, Inc. (a)	400	14,772
Patterson Dental Co. (a)	700	53,144
Quest Diagnostics, Inc.	1,200	103,380
Renal Care Group, Inc. (a)	2,700	88,479
Specialty Laboratories, Inc. (a)	1,000	9,020
Tenet Healthcare Corp. (a)	5,900	70,328
Triad Hospitals, Inc. (a)	1,470	51,979
UnitedHealth Group, Inc.	1,740	113,535
Universal Health Services, Inc. Class B	2,420	106,504
		2,705,530
Pharmaceuticals - 7.8%
aaiPharma, Inc. (a)	850	3,919
Allergan, Inc.	2,620	232,918
Barr Pharmaceuticals, Inc. (a)	4,627	201,830
Elan Corp. PLC sponsored ADR (a)	53,320	1,252,487
Endo Pharmaceuticals Holdings, Inc. (a)	3,000	67,920
Eon Labs, Inc. (a)	200	15,106
Guilford Pharmaceuticals, Inc. (a)	9,400	58,280
IVAX Corp. (a)	8,160	198,696
MGI Pharma, Inc. (a)	3,450	221,870
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan Laboratories, Inc.	4,145	$ 92,475
Pharmaceutical Resources, Inc. (a)	900	37,935
Salix Pharmaceuticals Ltd. (a)	600	18,102
Schering-Plough Corp.	6,600	111,540
Sepracor, Inc. (a)	9,350	415,982
Watson Pharmaceuticals, Inc. (a)	2,050	76,568
Wyeth	2,000	72,000
		3,077,628
TOTAL HEALTH CARE		14,115,021
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.6%
EADS NV	4,580	112,892
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,230	82,236
KVH Industries, Inc. (a)	200	2,698
Rockwell Collins, Inc.	1,200	36,048
		233,874
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	700	31,808
Building Products - 0.5%
American Standard Companies, Inc. (a)	5,190	194,729
Trex Co., Inc. (a)	400	14,532
		209,261
Commercial Services & Supplies - 3.3%
Avery Dennison Corp.	2,620	154,685
Career Education Corp. (a)	1,900	129,143
ChoicePoint, Inc. (a)	526	22,750
Cintas Corp.	3,990	181,066
Corinthian Colleges, Inc. (a)	1,800	51,138
Education Management Corp. (a)	1,438	49,726
Equifax, Inc.	3,430	84,069
H&R Block, Inc.	1,790	87,442
Herman Miller, Inc.	1,630	39,250
HNI Corp.	800	31,896
Manpower, Inc.	200	9,550
Pitney Bowes, Inc.	3,050	135,207
Robert Half International, Inc.	11,430	319,811
		1,295,733
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,400	$ 34,566
Granite Construction, Inc.	1,600	30,240
MasTec, Inc. (a)	800	3,416
		68,222
Industrial Conglomerates - 0.5%
3M Co.	890	75,258
Tyco International Ltd.	4,220	129,934
		205,192
Machinery - 0.6%
AGCO Corp. (a)	2,030	38,895
Astec Industries, Inc. (a)	2,900	50,199
ITT Industries, Inc.	1,760	141,768
Pall Corp.	700	16,926
		247,788
Trading Companies & Distributors - 0.5%
Fastenal Co.	4,020	208,075
TOTAL INDUSTRIALS		2,499,953
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 6.4%
Advanced Fibre Communications, Inc. (a)	1,100	20,680
Alcatel SA sponsored ADR (a)	19,890	286,615
Andrew Corp. (a)	2,100	41,265
Arris Group, Inc. (a)	500	3,160
AudioCodes Ltd. (a)	6,960	70,296
Avocent Corp. (a)	1,000	34,270
Brocade Communications Systems, Inc. (a)	4,660	27,913
CIENA Corp. (a)	15,300	55,080
Cisco Systems, Inc. (a)	30,600	677,790
Corning, Inc. (a)	15,970	197,868
Enterasys Networks, Inc. (a)	13,270	26,009
Extreme Networks, Inc. (a)	1,700	9,044
Finisar Corp. (a)	26,500	52,735
InterDigital Communication Corp. (a)	1,200	20,352
JDS Uniphase Corp. (a)	9,500	32,775
Juniper Networks, Inc. (a)	3,400	71,094
Marconi Corp. PLC (a)	12,900	154,115
Motorola, Inc.	1,040	20,561
Polycom, Inc. (a)	870	17,826
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	9,700	$ 77,697
QUALCOMM, Inc.	6,110	409,798
Redback Networks, Inc. (a)	9,900	50,193
SafeNet, Inc. (a)	7,600	177,080
Sycamore Networks, Inc. (a)	3,500	15,435
		2,549,651
Computers & Peripherals - 3.1%
Diebold, Inc.	7,410	364,053
Electronics for Imaging, Inc. (a)	3,243	90,026
EMC Corp. (a)	2,250	25,290
Hutchinson Technology, Inc. (a)	500	13,205
Lexmark International, Inc. Class A (a)	7,120	671,558
Maxtor Corp. (a)	4,900	33,663
Seagate Technology	1,500	18,450
Western Digital Corp. (a)	3,100	28,334
		1,244,579
Electronic Equipment & Instruments - 1.6%
Arrow Electronics, Inc. (a)	1,500	40,845
CDW Corp.	1,200	84,312
Celestica, Inc. (sub. vtg.) (a)	900	16,685
Flextronics International Ltd. (a)	2,970	52,153
Ingram Micro, Inc. Class A (a)	800	11,560
KEMET Corp. (a)	5,800	70,470
Sanmina-SCI Corp. (a)	3,900	41,262
Solectron Corp. (a)	18,600	102,300
Symbol Technologies, Inc.	6,670	98,249
Vishay Intertechnology, Inc. (a)	2,970	56,044
Waters Corp. (a)	1,300	59,904
		633,784
Internet Software & Services - 1.1%
Interwoven, Inc. (a)	2,319	21,381
Lastminute.com PLC sponsored ADR (a)	100	1,686
Retek, Inc. (a)	2,785	18,158
Sina Corp. (a)	400	14,488
United Online, Inc. (a)	750	14,093
VeriSign, Inc. (a)	1,100	19,954
Vignette Corp. (a)	18,180	29,997
Yahoo!, Inc. (a)	10,380	318,251
		438,008
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	2,400	$ 119,568
Anteon International Corp. (a)	400	11,784
BearingPoint, Inc. (a)	1,600	13,728
Computer Sciences Corp. (a)	400	17,436
CSG Systems International, Inc. (a)	65	1,241
DST Systems, Inc. (a)	1,400	67,256
Fiserv, Inc. (a)	2,970	112,325
Infosys Technologies Ltd. sponsored ADR	1,160	96,222
Iron Mountain, Inc. (a)	870	38,515
Paychex, Inc.	640	24,006
SunGard Data Systems, Inc. (a)	7,110	197,018
The BISYS Group, Inc. (a)	1,880	23,782
		722,881
Office Electronics - 1.2%
Xerox Corp. (a)	4,400	59,576
Zebra Technologies Corp. Class A (a)	5,067	409,819
		469,395
Semiconductors & Semiconductor Equipment - 6.7%
Agere Systems, Inc.:
Class A (a)	20,030	50,876
Class B (a)	15,700	38,465
Altera Corp. (a)	5,500	125,895
Conexant Systems, Inc. (a)	17,650	83,308
DuPont Photomasks, Inc. (a)	100	2,208
Integrated Circuit Systems, Inc. (a)	5,900	162,014
Integrated Device Technology, Inc. (a)	5,990	87,334
Intel Corp.	1,500	42,825
Intersil Corp. Class A	9,400	199,750
KLA-Tencor Corp. (a)	40	1,927
Lam Research Corp. (a)	4,580	115,095
Microchip Technology, Inc.	22,670	718,866
Micron Technology, Inc. (a)	2,990	44,940
National Semiconductor Corp. (a)	7,820	169,459
Novellus Systems, Inc. (a)	3,600	119,844
NVIDIA Corp. (a)	341	8,041
Photronics, Inc. (a)	7,500	132,600
PMC-Sierra, Inc. (a)	27,030	381,123
Rambus, Inc. (a)	800	15,568
Silicon Laboratories, Inc. (a)	380	19,832
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	120	$ 1,218
Texas Instruments, Inc.	4,300	112,273
United Microelectronics Corp. sponsored ADR (a)	520	2,600
		2,636,061
Software - 4.5%
Adobe Systems, Inc.	3,920	174,950
BEA Systems, Inc. (a)	9,250	79,828
BMC Software, Inc. (a)	1,700	29,988
Citrix Systems, Inc. (a)	4,470	94,094
Cognos, Inc. (a)	500	16,784
Concord Communications, Inc. (a)	100	1,142
E.piphany, Inc. (a)	5,454	25,634
Electronic Arts, Inc. (a)	4,450	226,194
FileNET Corp. (a)	1,898	51,910
Jack Henry & Associates, Inc.	1,290	25,026
Manhattan Associates, Inc. (a)	304	8,664
Mercury Interactive Corp. (a)	7,300	349,962
Parametric Technology Corp. (a)	12,800	62,080
Red Hat, Inc. (a)	2,300	62,859
Siebel Systems, Inc. (a)	18,219	196,765
Symantec Corp. (a)	6,190	283,502
VERITAS Software Corp. (a)	4,010	106,666
		1,796,048
TOTAL INFORMATION TECHNOLOGY		10,490,407
MATERIALS - 1.7%
Chemicals - 0.5%
Dow Chemical Co.	1,600	63,840
Ferro Corp.	2,000	51,200
International Flavors & Fragrances, Inc.	800	28,784
Olin Corp.	2,400	39,480
Praxair, Inc.	400	14,796
		198,100
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	2,610	38,706
Pactiv Corp. (a)	1,500	35,370
Sealed Air Corp. (a)	3,070	154,329
		228,405
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,550	$ 85,757
Massey Energy Co.	2,800	68,936
Metal Management, Inc. (a)	600	9,402
Phelps Dodge Corp. (a)	1,400	95,060
		259,155
TOTAL MATERIALS		685,660
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	19,480
Qwest Communications International, Inc. (a)	9,670	36,263
SBC Communications, Inc.	3,900	92,430
Sprint Corp. - FON Group	4,950	87,912
XO Communications, Inc. (a)	1,600	6,400
		242,485
Wireless Telecommunication Services - 0.6%
Arch Wireless, Inc. Class A (a)	1,400	44,366
KDDI Corp.	15	87,603
MobilCom AG	1,900	38,803
Wireless Facilities, Inc. (a)	5,900	55,932
		226,704
TOTAL TELECOMMUNICATION SERVICES		469,189
TOTAL COMMON STOCKS (Cost $33,286,601)		38,519,750
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $594,422)	594,422	$ 594,422
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $33,881,023)		39,114,172
NET OTHER ASSETS - 1.5%		580,215
NET ASSETS - 100%		$ 39,694,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,677,039 and $20,413,218, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,345 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $14,669,000 of which $7,729,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $33,881,023) - See accompanying schedule		$ 39,114,172
Cash		11,673
Receivable for investments sold		327,377
Receivable for fund shares sold		442,557
Dividends receivable		16,158
Interest receivable		585
Prepaid expenses		92
Receivable from investment adviser for expense reductions		9,481
Other receivables		7,858
Total assets		39,929,953

Liabilities
Payable for investments purchased	$ 130,932
Payable for fund shares redeemed	24,878
Accrued management fee	19,699
Transfer agent fee payable	18,456
Distribution fees payable	22,001
Other affiliated payables	2,750
Other payables and accrued expenses	16,850
Total liabilities		235,566

Net Assets		$ 39,694,387
Net Assets consist of:
Paid in capital		$ 47,751,839
Accumulated net investment loss		(270,032)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,020,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,233,188
Net Assets		$ 39,694,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,610,447 ÷ 658,602 shares)	$ 8.52

Maximum offering price per share (100/94.25 of $8.52)	$ 9.04
Class T: Net Asset Value and redemption price per share ($14,556,263 ÷ 1,725,002 shares)	$ 8.44

Maximum offering price per share (100/96.50 of $8.44)	$ 8.75
Class B: Net Asset Value and offering price per share ($9,422,984 ÷ 1,135,446 shares) A	$ 8.30

Class C: Net Asset Value and offering price per share ($9,520,037 ÷ 1,145,254 shares) A	$ 8.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($584,656 ÷ 67,821 shares)	$ 8.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 74,444
Interest		4,253
Total income		78,697

Expenses
Management fee	$ 115,424
Transfer agent fees	113,240
Distribution fees	129,816
Accounting fees and expenses	18,761
Non-interested trustees' compensation	85
Custodian fees and expenses	9,528
Registration fees	11,635
Audit	18,964
Legal	1,769
Miscellaneous	357
Total expenses before reductions	419,579
Expense reductions	(70,850)	348,729
Net investment income (loss)		(270,032)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,909,035
Foreign currency transactions	(11)
Total net realized gain (loss)		1,909,024
Change in net unrealized appreciation (depreciation) on: Investment securities	453,692
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		453,722
Net gain (loss)		2,362,746
Net increase (decrease) in net assets resulting from operations		$ 2,092,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (270,032)	$ (374,848)
Net realized gain (loss)	1,909,024	2,514,920
Change in net unrealized appreciation (depreciation)	453,722	4,055,009
Net increase (decrease) in net assets resulting from operations	2,092,714	6,195,081
Share transactions - net increase (decrease)	3,539,771	1,324,213
Total increase (decrease) in net assets	5,632,485	7,519,294

Net Assets
Beginning of period	34,061,902	26,542,608
End of period (including accumulated net investment loss of $270,032 and $0, respectively)	$ 39,694,387	$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	.54	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.50	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.52	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	6.23%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.83%A	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.50%A	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.44%A	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(1.01)%A	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,610	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	.54	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.49	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.44	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	6.16%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.16%A	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.75%A	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.69%A	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.26)%A	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,556	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.53	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.46	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.30	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	5.87%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.58%A	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.19%A	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.76)%A	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,423	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.53	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.46	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.31	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	5.86%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.44%A	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.19%A	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.76)%A	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,520	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.55	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.52	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.62	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	6.42%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.28%A	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.19%A	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.76)%A	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, futures transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,958,453	|
Unrealized depreciation	(1,900,101)
Net unrealized appreciation (depreciation)	$ 5,058,352
Cost for federal income tax purposes	$ 34,055,820

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,147	$ 43
Class T	.25%	.25%	33,274	-
Class B	.75%	.25%	44,980	33,735
Class C	.75%	.25%	45,415	8,598
			$ 129,816	$ 42,376

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,530
Class T	6,416
Class B*	29,205
Class C*	1,322
$ 47,473

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,364	.63*
Class T	46,852	.70*
Class B	28,172	.63*
Class C	21,861	.48*
Institutional Class	991	.33*
	$ 113,240

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,231 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 8,137
Class T	1.75%	27,399
Class B	2.25%	15,036
Class C	2.25%	8,648
Institutional Class	1.25%	104
		$ 59,324

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,526 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	228,765	244,577	$ 1,914,521	$ 1,722,170
Shares redeemed	(91,240)	(128,450)	(762,948)	(880,316)
Net increase (decrease)	137,525	116,127	$ 1,151,573	$ 841,854
Class T
Shares sold	420,091	442,489	$ 3,483,990	$ 3,023,259
Shares redeemed	(262,080)	(509,774)	(2,150,302)	(3,391,934)
Net increase (decrease)	158,011	(67,285)	$ 1,333,688	$ (368,675)
Class B
Shares sold	214,137	340,312	$ 1,745,186	$ 2,312,985
Shares redeemed	(153,087)	(249,139)	(1,246,736)	(1,653,902)
Net increase (decrease)	61,050	91,173	$ 498,450	$ 659,083
Class C
Shares sold	259,944	327,135	$ 2,112,463	$ 2,159,687
Shares redeemed	(188,030)	(293,843)	(1,525,153)	(1,926,688)
Net increase (decrease)	71,914	33,292	$ 587,310	$ 232,999
Institutional Class
Shares sold	5,973	11,899	$ 48,804	$ 86,133
Shares redeemed	(9,640)	(19,157)	(80,054)	(127,181)
Net increase (decrease)	(3,667)	(7,258)	$ (31,250)	$ (41,048)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,883,774,629.45	74.417
Against	8,183,381,781.77	19.100
Abstain	1,638,852,719.00	3.825
Broker Non-Votes	1,138,987,331.08	2.658
TOTAL	42,844,996,461.30	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	40,460,518,026.37	94.435
Withheld	2,384,478,434.93	5.565
TOTAL	42,844,996,461.30	100.000
Ralph F. Cox
Affirmative	40,352,191,948.09	94.182
Withheld	2,492,804,513.21	5.818
TOTAL	42,844,996,461.30	100.000
Laura B. Cronin
Affirmative	40,424,410,070.14	94.350
Withheld	2,420,586,391.16	5.650
TOTAL	42,844,996,461.30	100.000
Robert M. Gates
Affirmative	40,432,546,388.62	94.369
Withheld	2,412,450,072.68	5.631
TOTAL	42,844,996,461.30	100.000
George H. Heilmeier
Affirmative	40,445,405,455.55	94.399
Withheld	2,399,591,005.75	5.601
TOTAL	42,844,996,461.30	100.000
Abigail P. Johnson
Affirmative	40,331,726,176.04	94.134
Withheld	2,513,270,285.26	5.866
TOTAL	42,844,996,461.30	100.000
Edward C. Johnson 3d
Affirmative	40,301,779,769.00	94.064
Withheld	2,543,216,692.30	5.936
TOTAL	42,844,996,461.30	100.000
Donald J. Kirk
Affirmative	40,378,377,883.82	94.243
Withheld	2,466,618,577.48	5.757
TOTAL	42,844,996,461.30	100.000
Marie L. Knowles
Affirmative	40,472,201,003.05	94.462
Withheld	2,372,795,458.25	5.538
TOTAL	42,844,996,461.30	100.000
Ned C. Lautenbach
Affirmative	40,485,953,391.65	94.494
Withheld	2,359,043,069.65	5.506
TOTAL	42,844,996,461.30	100.000
Marvin L. Mann
Affirmative	40,392,875,977.31	94.277
Withheld	2,452,120,483.99	5.723
TOTAL	42,844,996,461.30	100.000
William O. McCoy
Affirmative	40,409,897,384.16	94.316
Withheld	2,435,099,077.14	5.684
TOTAL	42,844,996,461.30	100.000
Robert L. Reynolds
Affirmative	40,470,266,358.65	94.457
Withheld	2,374,730,102.65	5.543
TOTAL	42,844,996,461.30	100.000
William S. Stavropoulos
Affirmative	40,442,710,981.11	94.393
Withheld	2,402,285,480.19	5.607
TOTAL	42,844,996,461.30	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAG-USAN-0704
1.786773.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.1	2.8
Biogen Idec, Inc.	3.3	1.7
Elan Corp. PLC sponsored ADR	3.2	0.0
Biomet, Inc.	1.8	1.6
Microchip Technology, Inc.	1.8	1.2
Cisco Systems, Inc.	1.7	1.3
Lexmark International, Inc. Class A	1.7	2.0
Zimmer Holdings, Inc.	1.5	0.8
Starbucks Corp.	1.5	1.1
Caremark Rx, Inc.	1.3	1.6
	21.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	35.6	24.5
Information Technology	26.4	28.9
Consumer Discretionary	17.8	19.7
Industrials	6.3	8.3
Energy	2.9	3.5
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 97.0%		Stocks and Investment Companies 96.5%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	7.1%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
Gentex Corp.	2,700	$ 102,600
Hotels, Restaurants & Leisure - 5.8%
Brinker International, Inc. (a)	6,280	232,109
California Pizza Kitchen, Inc. (a)	2,600	49,088
Darden Restaurants, Inc.	7,250	163,125
Harrah's Entertainment, Inc.	960	49,344
Hilton Hotels Corp.	5,800	100,630
International Game Technology	7,110	279,423
Krispy Kreme Doughnuts, Inc. (a)	1,800	38,646
Mandalay Resort Group	600	32,910
Marriott International, Inc. Class A	1,890	93,234
Outback Steakhouse, Inc.	1,700	72,165
Royal Caribbean Cruises Ltd.	1,400	54,768
Starbucks Corp. (a)	14,220	577,901
Station Casinos, Inc.	1,900	87,818
Sunterra Corp. (a)	1,500	15,600
The Cheesecake Factory, Inc. (a)	1,480	57,750
Wendy's International, Inc.	900	34,011
Yum! Brands, Inc. (a)	9,380	351,750
		2,290,272
Household Durables - 0.9%
Black & Decker Corp.	2,410	144,431
Harman International Industries, Inc.	1,720	137,841
Mohawk Industries, Inc. (a)	780	57,907
		340,179
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	300	14,487
eDiets.com, Inc. (a)	400	1,348
Overstock.com, Inc. (a)	1,000	35,990
		51,825
Leisure Equipment & Products - 1.1%
Brunswick Corp.	8,800	356,400
Mattel, Inc.	1,960	34,261
Polaris Industries, Inc.	800	34,720
		425,381
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)	1,840	40,333
E.W. Scripps Co. Class A	1,850	196,766
Entercom Communications Corp. Class A (a)	540	22,005
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	840	$ 73,752
Getty Images, Inc. (a)	1,480	83,324
Lamar Advertising Co. Class A (a)	810	33,105
NTL, Inc. (a)	1,582	93,496
Pixar (a)	1,370	92,955
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,416
Radio One, Inc. Class D (non-vtg.) (a)	1,000	17,280
The New York Times Co. Class A	1,840	85,799
Univision Communications, Inc. Class A (a)	2,300	74,865
Westwood One, Inc. (a)	2,590	70,267
		886,363
Multiline Retail - 0.8%
99 Cents Only Stores (a)	500	9,705
Big Lots, Inc. (a)	3,030	44,299
Dollar General Corp.	1,900	36,860
Dollar Tree Stores, Inc. (a)	3,060	85,374
Family Dollar Stores, Inc.	2,450	76,832
Nordstrom, Inc.	2,100	85,155
		338,225
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,400	87,432
AutoZone, Inc. (a)	690	59,858
Chico's FAS, Inc. (a)	4,320	185,328
Christopher & Banks Corp.	3,690	70,110
Circuit City Stores, Inc.	1,600	19,152
Foot Locker, Inc.	1,000	23,600
Hot Topic, Inc. (a)	4,155	89,790
Jo-Ann Stores, Inc. (a)	700	20,041
Kirkland's, Inc. (a)	1,200	14,100
Michaels Stores, Inc.	2,500	130,625
PETsMART, Inc.	5,860	182,187
Pier 1 Imports, Inc.	1,100	20,735
Ross Stores, Inc.	9,780	256,138
Select Comfort Corp. (a)	7,190	194,849
Staples, Inc.	16,530	455,897
TJX Companies, Inc.	14,310	356,462
Weight Watchers International, Inc. (a)	2,110	73,534
Williams-Sonoma, Inc. (a)	2,470	78,917
		2,318,755
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	6,680	$ 291,315
Kenneth Cole Productions, Inc. Class A	550	18,013
		309,328
TOTAL CONSUMER DISCRETIONARY		7,062,928
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.1%
CVS Corp.	6,100	254,248
Performance Food Group Co. (a)	420	13,793
Whole Foods Market, Inc.	1,710	147,060
		415,101
Food Products - 0.9%
Del Monte Foods Co. (a)	14,290	146,758
Hershey Foods Corp.	1,540	136,644
McCormick & Co., Inc. (non-vtg.)	1,700	60,265
Smithfield Foods, Inc. (a)	700	20,293
Wm. Wrigley Jr. Co.	70	4,396
		368,356
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,800	82,422
TOTAL CONSUMER STAPLES		865,879
ENERGY - 2.9%
Energy Equipment & Services - 2.1%
BJ Services Co. (a)	200	8,378
Cooper Cameron Corp. (a)	3,400	157,658
ENSCO International, Inc.	2,110	56,210
Halliburton Co.	600	17,424
Nabors Industries Ltd. (a)	960	39,744
Noble Corp. (a)	1,870	64,440
Patterson-UTI Energy, Inc.	2,920	89,527
Smith International, Inc. (a)	3,530	176,253
Weatherford International Ltd. (a)	5,430	225,399
		835,033
Oil & Gas - 0.8%
EOG Resources, Inc.	1,400	74,802
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Pioneer Natural Resources Co.	4,770	$ 147,632
Teekay Shipping Corp.	3,240	112,460
		334,894
TOTAL ENERGY		1,169,927
FINANCIALS - 2.9%
Capital Markets - 1.5%
Ameritrade Holding Corp. (a)	6,780	80,614
E*TRADE Financial Corp. (a)	7,400	84,434
Eaton Vance Corp. (non-vtg.)	2,610	96,309
Federated Investors, Inc. Class B (non-vtg.)	1,580	47,052
Investors Financial Services Corp.	200	7,824
Legg Mason, Inc.	1,720	150,861
SEI Investments Co.	900	26,541
T. Rowe Price Group, Inc.	1,250	60,200
Waddell & Reed Financial, Inc. Class A	2,400	52,440
		606,275
Commercial Banks - 0.8%
East West Bancorp, Inc.	1,901	115,334
North Fork Bancorp, Inc., New York	1,100	42,350
Popular, Inc.	700	30,240
Sumitomo Mitsui Financial Group, Inc.	8	57,459
Synovus Financial Corp.	3,040	78,280
		323,663
Real Estate - 0.0%
Catellus Development Corp.	77	1,881
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	800	58,400
New York Community Bancorp, Inc.	4,373	102,416
Radian Group, Inc.	1,200	55,200
The PMI Group, Inc.	300	12,951
		228,967
TOTAL FINANCIALS		1,160,786
HEALTH CARE - 35.6%
Biotechnology - 13.6%
Affymetrix, Inc. (a)	1,600	47,328
Alkermes, Inc. (a)	900	12,960
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	2,990	$ 66,258
Biogen Idec, Inc. (a)	20,980	1,303,907
Celgene Corp. (a)	2,920	166,440
Cephalon, Inc. (a)	1,440	77,573
Charles River Laboratories International, Inc. (a)	2,220	100,078
Dendreon Corp. (a)	1,700	18,615
Dyax Corp. (a)	4,000	39,400
Enzon Pharmaceuticals, Inc. (a)	2,500	35,925
Genentech, Inc. (a)	26,940	1,611,271
Genzyme Corp. - General Division (a)	400	17,432
Gilead Sciences, Inc. (a)	4,900	320,754
Harvard Bioscience, Inc. (a)	2,600	12,220
ICOS Corp. (a)	600	16,872
ImClone Systems, Inc. (a)	2,270	167,980
Invitrogen Corp. (a)	800	55,560
Ligand Pharmaceuticals, Inc. Class B (a)	3,300	67,452
Medarex, Inc. (a)	13,800	115,506
MedImmune, Inc. (a)	8,210	197,615
Millennium Pharmaceuticals, Inc. (a)	33,880	505,151
Neurocrine Biosciences, Inc. (a)	240	13,750
OSI Pharmaceuticals, Inc. (a)	400	32,784
Protein Design Labs, Inc. (a)	18,470	360,350
Trimeris, Inc. (a)	1,400	20,524
		5,383,705
Health Care Equipment & Supplies - 7.4%
Alcon, Inc.	3,290	258,133
Arthrocare Corp. (a)	1,700	41,616
Baxter International, Inc.	7,830	246,175
Beckman Coulter, Inc.	1,000	60,500
Biomet, Inc.	17,930	719,352
Boston Scientific Corp. (a)	6,300	279,090
C.R. Bard, Inc.	2,180	244,531
Cytyc Corp. (a)	2,000	43,800
DENTSPLY International, Inc.	1,350	66,704
Edwards Lifesciences Corp. (a)	4,500	163,125
Inverness Medical Innovations, Inc. (a)	1,200	23,268
ResMed, Inc. (a)	3,400	172,720
Steris Corp. (a)	600	13,770
Zimmer Holdings, Inc. (a)	7,210	615,374
		2,948,158
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 6.8%
Aetna, Inc.	2,110	$ 171,332
AmerisourceBergen Corp.	620	37,188
Andrx Corp. (a)	1,400	38,472
Apria Healthcare Group, Inc. (a)	2,000	56,160
Cardinal Health, Inc.	1,200	81,252
Caremark Rx, Inc. (a)	16,510	515,112
Cerner Corp. (a)	800	34,208
Community Health Systems, Inc. (a)	4,590	117,045
Computer Programs & Systems, Inc.	100	1,939
Covance, Inc. (a)	3,100	112,282
Coventry Health Care, Inc. (a)	4,960	228,557
DaVita, Inc. (a)	300	13,926
Health Management Associates, Inc. Class A	9,340	205,387
Henry Schein, Inc. (a)	1,300	87,308
Humana, Inc. (a)	1,800	30,726
Inveresk Research Group, Inc. (a)	6,530	196,422
Laboratory Corp. of America Holdings (a)	1,100	45,496
Lincare Holdings, Inc. (a)	1,800	60,498
McKesson Corp.	1,690	58,136
Medco Health Solutions, Inc. (a)	84	2,943
PacifiCare Health Systems, Inc. (a)	400	14,772
Patterson Dental Co. (a)	700	53,144
Quest Diagnostics, Inc.	1,200	103,380
Renal Care Group, Inc. (a)	2,700	88,479
Specialty Laboratories, Inc. (a)	1,000	9,020
Tenet Healthcare Corp. (a)	5,900	70,328
Triad Hospitals, Inc. (a)	1,470	51,979
UnitedHealth Group, Inc.	1,740	113,535
Universal Health Services, Inc. Class B	2,420	106,504
		2,705,530
Pharmaceuticals - 7.8%
aaiPharma, Inc. (a)	850	3,919
Allergan, Inc.	2,620	232,918
Barr Pharmaceuticals, Inc. (a)	4,627	201,830
Elan Corp. PLC sponsored ADR (a)	53,320	1,252,487
Endo Pharmaceuticals Holdings, Inc. (a)	3,000	67,920
Eon Labs, Inc. (a)	200	15,106
Guilford Pharmaceuticals, Inc. (a)	9,400	58,280
IVAX Corp. (a)	8,160	198,696
MGI Pharma, Inc. (a)	3,450	221,870
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan Laboratories, Inc.	4,145	$ 92,475
Pharmaceutical Resources, Inc. (a)	900	37,935
Salix Pharmaceuticals Ltd. (a)	600	18,102
Schering-Plough Corp.	6,600	111,540
Sepracor, Inc. (a)	9,350	415,982
Watson Pharmaceuticals, Inc. (a)	2,050	76,568
Wyeth	2,000	72,000
		3,077,628
TOTAL HEALTH CARE		14,115,021
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.6%
EADS NV	4,580	112,892
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,230	82,236
KVH Industries, Inc. (a)	200	2,698
Rockwell Collins, Inc.	1,200	36,048
		233,874
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	700	31,808
Building Products - 0.5%
American Standard Companies, Inc. (a)	5,190	194,729
Trex Co., Inc. (a)	400	14,532
		209,261
Commercial Services & Supplies - 3.3%
Avery Dennison Corp.	2,620	154,685
Career Education Corp. (a)	1,900	129,143
ChoicePoint, Inc. (a)	526	22,750
Cintas Corp.	3,990	181,066
Corinthian Colleges, Inc. (a)	1,800	51,138
Education Management Corp. (a)	1,438	49,726
Equifax, Inc.	3,430	84,069
H&R Block, Inc.	1,790	87,442
Herman Miller, Inc.	1,630	39,250
HNI Corp.	800	31,896
Manpower, Inc.	200	9,550
Pitney Bowes, Inc.	3,050	135,207
Robert Half International, Inc.	11,430	319,811
		1,295,733
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,400	$ 34,566
Granite Construction, Inc.	1,600	30,240
MasTec, Inc. (a)	800	3,416
		68,222
Industrial Conglomerates - 0.5%
3M Co.	890	75,258
Tyco International Ltd.	4,220	129,934
		205,192
Machinery - 0.6%
AGCO Corp. (a)	2,030	38,895
Astec Industries, Inc. (a)	2,900	50,199
ITT Industries, Inc.	1,760	141,768
Pall Corp.	700	16,926
		247,788
Trading Companies & Distributors - 0.5%
Fastenal Co.	4,020	208,075
TOTAL INDUSTRIALS		2,499,953
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 6.4%
Advanced Fibre Communications, Inc. (a)	1,100	20,680
Alcatel SA sponsored ADR (a)	19,890	286,615
Andrew Corp. (a)	2,100	41,265
Arris Group, Inc. (a)	500	3,160
AudioCodes Ltd. (a)	6,960	70,296
Avocent Corp. (a)	1,000	34,270
Brocade Communications Systems, Inc. (a)	4,660	27,913
CIENA Corp. (a)	15,300	55,080
Cisco Systems, Inc. (a)	30,600	677,790
Corning, Inc. (a)	15,970	197,868
Enterasys Networks, Inc. (a)	13,270	26,009
Extreme Networks, Inc. (a)	1,700	9,044
Finisar Corp. (a)	26,500	52,735
InterDigital Communication Corp. (a)	1,200	20,352
JDS Uniphase Corp. (a)	9,500	32,775
Juniper Networks, Inc. (a)	3,400	71,094
Marconi Corp. PLC (a)	12,900	154,115
Motorola, Inc.	1,040	20,561
Polycom, Inc. (a)	870	17,826
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	9,700	$ 77,697
QUALCOMM, Inc.	6,110	409,798
Redback Networks, Inc. (a)	9,900	50,193
SafeNet, Inc. (a)	7,600	177,080
Sycamore Networks, Inc. (a)	3,500	15,435
		2,549,651
Computers & Peripherals - 3.1%
Diebold, Inc.	7,410	364,053
Electronics for Imaging, Inc. (a)	3,243	90,026
EMC Corp. (a)	2,250	25,290
Hutchinson Technology, Inc. (a)	500	13,205
Lexmark International, Inc. Class A (a)	7,120	671,558
Maxtor Corp. (a)	4,900	33,663
Seagate Technology	1,500	18,450
Western Digital Corp. (a)	3,100	28,334
		1,244,579
Electronic Equipment & Instruments - 1.6%
Arrow Electronics, Inc. (a)	1,500	40,845
CDW Corp.	1,200	84,312
Celestica, Inc. (sub. vtg.) (a)	900	16,685
Flextronics International Ltd. (a)	2,970	52,153
Ingram Micro, Inc. Class A (a)	800	11,560
KEMET Corp. (a)	5,800	70,470
Sanmina-SCI Corp. (a)	3,900	41,262
Solectron Corp. (a)	18,600	102,300
Symbol Technologies, Inc.	6,670	98,249
Vishay Intertechnology, Inc. (a)	2,970	56,044
Waters Corp. (a)	1,300	59,904
		633,784
Internet Software & Services - 1.1%
Interwoven, Inc. (a)	2,319	21,381
Lastminute.com PLC sponsored ADR (a)	100	1,686
Retek, Inc. (a)	2,785	18,158
Sina Corp. (a)	400	14,488
United Online, Inc. (a)	750	14,093
VeriSign, Inc. (a)	1,100	19,954
Vignette Corp. (a)	18,180	29,997
Yahoo!, Inc. (a)	10,380	318,251
		438,008
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	2,400	$ 119,568
Anteon International Corp. (a)	400	11,784
BearingPoint, Inc. (a)	1,600	13,728
Computer Sciences Corp. (a)	400	17,436
CSG Systems International, Inc. (a)	65	1,241
DST Systems, Inc. (a)	1,400	67,256
Fiserv, Inc. (a)	2,970	112,325
Infosys Technologies Ltd. sponsored ADR	1,160	96,222
Iron Mountain, Inc. (a)	870	38,515
Paychex, Inc.	640	24,006
SunGard Data Systems, Inc. (a)	7,110	197,018
The BISYS Group, Inc. (a)	1,880	23,782
		722,881
Office Electronics - 1.2%
Xerox Corp. (a)	4,400	59,576
Zebra Technologies Corp. Class A (a)	5,067	409,819
		469,395
Semiconductors & Semiconductor Equipment - 6.7%
Agere Systems, Inc.:
Class A (a)	20,030	50,876
Class B (a)	15,700	38,465
Altera Corp. (a)	5,500	125,895
Conexant Systems, Inc. (a)	17,650	83,308
DuPont Photomasks, Inc. (a)	100	2,208
Integrated Circuit Systems, Inc. (a)	5,900	162,014
Integrated Device Technology, Inc. (a)	5,990	87,334
Intel Corp.	1,500	42,825
Intersil Corp. Class A	9,400	199,750
KLA-Tencor Corp. (a)	40	1,927
Lam Research Corp. (a)	4,580	115,095
Microchip Technology, Inc.	22,670	718,866
Micron Technology, Inc. (a)	2,990	44,940
National Semiconductor Corp. (a)	7,820	169,459
Novellus Systems, Inc. (a)	3,600	119,844
NVIDIA Corp. (a)	341	8,041
Photronics, Inc. (a)	7,500	132,600
PMC-Sierra, Inc. (a)	27,030	381,123
Rambus, Inc. (a)	800	15,568
Silicon Laboratories, Inc. (a)	380	19,832
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	120	$ 1,218
Texas Instruments, Inc.	4,300	112,273
United Microelectronics Corp. sponsored ADR (a)	520	2,600
		2,636,061
Software - 4.5%
Adobe Systems, Inc.	3,920	174,950
BEA Systems, Inc. (a)	9,250	79,828
BMC Software, Inc. (a)	1,700	29,988
Citrix Systems, Inc. (a)	4,470	94,094
Cognos, Inc. (a)	500	16,784
Concord Communications, Inc. (a)	100	1,142
E.piphany, Inc. (a)	5,454	25,634
Electronic Arts, Inc. (a)	4,450	226,194
FileNET Corp. (a)	1,898	51,910
Jack Henry & Associates, Inc.	1,290	25,026
Manhattan Associates, Inc. (a)	304	8,664
Mercury Interactive Corp. (a)	7,300	349,962
Parametric Technology Corp. (a)	12,800	62,080
Red Hat, Inc. (a)	2,300	62,859
Siebel Systems, Inc. (a)	18,219	196,765
Symantec Corp. (a)	6,190	283,502
VERITAS Software Corp. (a)	4,010	106,666
		1,796,048
TOTAL INFORMATION TECHNOLOGY		10,490,407
MATERIALS - 1.7%
Chemicals - 0.5%
Dow Chemical Co.	1,600	63,840
Ferro Corp.	2,000	51,200
International Flavors & Fragrances, Inc.	800	28,784
Olin Corp.	2,400	39,480
Praxair, Inc.	400	14,796
		198,100
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	2,610	38,706
Pactiv Corp. (a)	1,500	35,370
Sealed Air Corp. (a)	3,070	154,329
		228,405
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,550	$ 85,757
Massey Energy Co.	2,800	68,936
Metal Management, Inc. (a)	600	9,402
Phelps Dodge Corp. (a)	1,400	95,060
		259,155
TOTAL MATERIALS		685,660
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	19,480
Qwest Communications International, Inc. (a)	9,670	36,263
SBC Communications, Inc.	3,900	92,430
Sprint Corp. - FON Group	4,950	87,912
XO Communications, Inc. (a)	1,600	6,400
		242,485
Wireless Telecommunication Services - 0.6%
Arch Wireless, Inc. Class A (a)	1,400	44,366
KDDI Corp.	15	87,603
MobilCom AG	1,900	38,803
Wireless Facilities, Inc. (a)	5,900	55,932
		226,704
TOTAL TELECOMMUNICATION SERVICES		469,189
TOTAL COMMON STOCKS (Cost $33,286,601)		38,519,750
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $594,422)	594,422	$ 594,422
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $33,881,023)		39,114,172
NET OTHER ASSETS - 1.5%		580,215
NET ASSETS - 100%		$ 39,694,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,677,039 and $20,413,218, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,345 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $14,669,000 of which $7,729,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $33,881,023) - See accompanying schedule		$ 39,114,172
Cash		11,673
Receivable for investments sold		327,377
Receivable for fund shares sold		442,557
Dividends receivable		16,158
Interest receivable		585
Prepaid expenses		92
Receivable from investment adviser for expense reductions		9,481
Other receivables		7,858
Total assets		39,929,953

Liabilities
Payable for investments purchased	$ 130,932
Payable for fund shares redeemed	24,878
Accrued management fee	19,699
Transfer agent fee payable	18,456
Distribution fees payable	22,001
Other affiliated payables	2,750
Other payables and accrued expenses	16,850
Total liabilities		235,566

Net Assets		$ 39,694,387
Net Assets consist of:
Paid in capital		$ 47,751,839
Accumulated net investment loss		(270,032)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,020,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,233,188
Net Assets		$ 39,694,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,610,447 ÷ 658,602 shares)	$ 8.52

Maximum offering price per share (100/94.25 of $8.52)	$ 9.04
Class T: Net Asset Value and redemption price per share ($14,556,263 ÷ 1,725,002 shares)	$ 8.44

Maximum offering price per share (100/96.50 of $8.44)	$ 8.75
Class B: Net Asset Value and offering price per share ($9,422,984 ÷ 1,135,446 shares) A	$ 8.30

Class C: Net Asset Value and offering price per share ($9,520,037 ÷ 1,145,254 shares) A	$ 8.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($584,656 ÷ 67,821 shares)	$ 8.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 74,444
Interest		4,253
Total income		78,697

Expenses
Management fee	$ 115,424
Transfer agent fees	113,240
Distribution fees	129,816
Accounting fees and expenses	18,761
Non-interested trustees' compensation	85
Custodian fees and expenses	9,528
Registration fees	11,635
Audit	18,964
Legal	1,769
Miscellaneous	357
Total expenses before reductions	419,579
Expense reductions	(70,850)	348,729
Net investment income (loss)		(270,032)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,909,035
Foreign currency transactions	(11)
Total net realized gain (loss)		1,909,024
Change in net unrealized appreciation (depreciation) on: Investment securities	453,692
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		453,722
Net gain (loss)		2,362,746
Net increase (decrease) in net assets resulting from operations		$ 2,092,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (270,032)	$ (374,848)
Net realized gain (loss)	1,909,024	2,514,920
Change in net unrealized appreciation (depreciation)	453,722	4,055,009
Net increase (decrease) in net assets resulting from operations	2,092,714	6,195,081
Share transactions - net increase (decrease)	3,539,771	1,324,213
Total increase (decrease) in net assets	5,632,485	7,519,294

Net Assets
Beginning of period	34,061,902	26,542,608
End of period (including accumulated net investment loss of $270,032 and $0, respectively)	$ 39,694,387	$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	.54	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.50	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.52	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	6.23%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.83%A	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.50%A	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.44%A	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(1.01)%A	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,610	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	.54	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.49	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.44	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	6.16%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.16%A	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.75%A	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.69%A	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.26)%A	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,556	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.53	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.46	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.30	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	5.87%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.58%A	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.19%A	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.76)%A	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,423	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	.53	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.46	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.31	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	5.86%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.44%A	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.19%A	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.76)%A	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,520	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.55	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.52	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	(.01)	-
Net asset value, end of period	$ 8.62	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	6.42%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.28%A	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.19%A	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.76)%A	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	113%A	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, futures transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,958,453	|
Unrealized depreciation	(1,900,101)
Net unrealized appreciation (depreciation)	$ 5,058,352
Cost for federal income tax purposes	$ 34,055,820

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,147	$ 43
Class T	.25%	.25%	33,274	-
Class B	.75%	.25%	44,980	33,735
Class C	.75%	.25%	45,415	8,598
			$ 129,816	$ 42,376

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,530
Class T	6,416
Class B*	29,205
Class C*	1,322
$ 47,473

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,364	.63*
Class T	46,852	.70*
Class B	28,172	.63*
Class C	21,861	.48*
Institutional Class	991	.33*
	$ 113,240

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,231 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 8,137
Class T	1.75%	27,399
Class B	2.25%	15,036
Class C	2.25%	8,648
Institutional Class	1.25%	104
		$ 59,324

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,526 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	228,765	244,577	$ 1,914,521	$ 1,722,170
Shares redeemed	(91,240)	(128,450)	(762,948)	(880,316)
Net increase (decrease)	137,525	116,127	$ 1,151,573	$ 841,854
Class T
Shares sold	420,091	442,489	$ 3,483,990	$ 3,023,259
Shares redeemed	(262,080)	(509,774)	(2,150,302)	(3,391,934)
Net increase (decrease)	158,011	(67,285)	$ 1,333,688	$ (368,675)
Class B
Shares sold	214,137	340,312	$ 1,745,186	$ 2,312,985
Shares redeemed	(153,087)	(249,139)	(1,246,736)	(1,653,902)
Net increase (decrease)	61,050	91,173	$ 498,450	$ 659,083
Class C
Shares sold	259,944	327,135	$ 2,112,463	$ 2,159,687
Shares redeemed	(188,030)	(293,843)	(1,525,153)	(1,926,688)
Net increase (decrease)	71,914	33,292	$ 587,310	$ 232,999
Institutional Class
Shares sold	5,973	11,899	$ 48,804	$ 86,133
Shares redeemed	(9,640)	(19,157)	(80,054)	(127,181)
Net increase (decrease)	(3,667)	(7,258)	$ (31,250)	$ (41,048)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,883,774,629.45	74.417
Against	8,183,381,781.77	19.100
Abstain	1,638,852,719.00	3.825
Broker Non-Votes	1,138,987,331.08	2.658
TOTAL	42,844,996,461.30	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	40,460,518,026.37	94.435
Withheld	2,384,478,434.93	5.565
TOTAL	42,844,996,461.30	100.000
Ralph F. Cox
Affirmative	40,352,191,948.09	94.182
Withheld	2,492,804,513.21	5.818
TOTAL	42,844,996,461.30	100.000
Laura B. Cronin
Affirmative	40,424,410,070.14	94.350
Withheld	2,420,586,391.16	5.650
TOTAL	42,844,996,461.30	100.000
Robert M. Gates
Affirmative	40,432,546,388.62	94.369
Withheld	2,412,450,072.68	5.631
TOTAL	42,844,996,461.30	100.000
George H. Heilmeier
Affirmative	40,445,405,455.55	94.399
Withheld	2,399,591,005.75	5.601
TOTAL	42,844,996,461.30	100.000
Abigail P. Johnson
Affirmative	40,331,726,176.04	94.134
Withheld	2,513,270,285.26	5.866
TOTAL	42,844,996,461.30	100.000
Edward C. Johnson 3d
Affirmative	40,301,779,769.00	94.064
Withheld	2,543,216,692.30	5.936
TOTAL	42,844,996,461.30	100.000
Donald J. Kirk
Affirmative	40,378,377,883.82	94.243
Withheld	2,466,618,577.48	5.757
TOTAL	42,844,996,461.30	100.000
Marie L. Knowles
Affirmative	40,472,201,003.05	94.462
Withheld	2,372,795,458.25	5.538
TOTAL	42,844,996,461.30	100.000
Ned C. Lautenbach
Affirmative	40,485,953,391.65	94.494
Withheld	2,359,043,069.65	5.506
TOTAL	42,844,996,461.30	100.000
Marvin L. Mann
Affirmative	40,392,875,977.31	94.277
Withheld	2,452,120,483.99	5.723
TOTAL	42,844,996,461.30	100.000
William O. McCoy
Affirmative	40,409,897,384.16	94.316
Withheld	2,435,099,077.14	5.684
TOTAL	42,844,996,461.30	100.000
Robert L. Reynolds
Affirmative	40,470,266,358.65	94.457
Withheld	2,374,730,102.65	5.543
TOTAL	42,844,996,461.30	100.000
William S. Stavropoulos
Affirmative	40,442,710,981.11	94.393
Withheld	2,402,285,480.19	5.607
TOTAL	42,844,996,461.30	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAGI-USAN-0704
1.786774.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2004